Income Taxes (Details) - Schedule of Deferred Tax Recovery - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deferred Tax Recovery [Abstract]
Deferred tax expense (recovery)	$ (8,695)	$ 8,268
Total	$ (8,695)	$ 8,268